BUSINESS COMBINATION (Allocation of Consideration Based on Fair Value, Best Partners, Tianya and Yinlong) (Details) - USD ($) $ in Thousands	Dec. 01, 2013	Oct. 01, 2013	Sep. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill				$ 319,280	$ 320,424	$ 76,020
Best Partners [Member]
Business Acquisition [Line Items]
Shares consideration			$ 20,960
Total			20,960
Cash			358
Other current assets			736
Fixed assets			165
Identifiable intangible assets acquired			3,339
Goodwill			16,362
Total			$ 20,960
Tianya [Member]
Business Acquisition [Line Items]
Cash consideration		$ 163
Shares consideration		13,702
Contingent consideration		685
Total		14,550
Cash		420
Other current assets		479
Fixed assets		29
Identifiable intangible assets acquired		1,626
Goodwill		15,253
Liability assumed		(3,257)
Total		$ 14,550
Yinlong [Member]
Business Acquisition [Line Items]
Fair value of previously held 18.9% equity interests	$ 2,694
Cash consideration	2,664
Shares consideration	3,803
Total	9,161
Cash	386
Other current assets	1,218
Fixed assets	52
Identifiable intangible assets acquired	2,118
Goodwill	12,382
Liability assumed	(533)
Fair value of non-controlling interest	(6,462)
Total	$ 9,161